Other financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Financial Assets And Liabilities
Schedule of other financial assets and liabilities

		Current		Non-Current
December 31,	Notes	2025	2024	2025	2024
Other financial assets
Restricted cash		-	-	9	13
Derivative financial instruments	19	414	53	203	15
Investments in equity securities		-	-	63	54
Loans - Related parties	33(b)	43	-	207	149
		457	53	482	231
Other financial liabilities
Derivative financial instruments	19	94	197	52	428
Subordinated notes	23(a)	4	-	741	-
Participative shareholders’ debentures	23(b)	-	-	2,254	2,217
Other financial liabilities - Related parties	33(b)	235	291	-	-
Other		322	588	-	32
		655	1,076	3,047	2,677

Schedule of statement of income and balance sheet

	Average price (R$)
Year ended December 31,	2025	2024	2023
Participative shareholders’ debentures	41.46	35.33	35.80

Schedule of shareholders’ debentures

	Availability date	Remuneration amount
Remuneration for the first half of 2025	October 1, 2025	111
Remuneration for the second half of 2024	April 1, 2025	131
Year ended December 31, 2025		242

Remuneration for the first half of 2024	October 1, 2024	94
Remuneration for the second half of 2023	April 1, 2024	149
Year ended December 31, 2024		243

Remuneration for the first half of 2023	October 2, 2023	106
Remuneration for the second half of 2022	April 3, 2023	127
Year ended December 31, 2023		233